14. Stockholders Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
14. Stockholders Equity

Note 13. Stockholders’ Equity

Preferred Stock

American Cannabis Company, Inc. is authorized to issue 5,000,000 shares of preferred stock at $0.01 par value. No shares of preferred stock were issued and outstanding during the six months ended June 30, 2016 and 2015, respectively.

Common Stock

American Cannabis Company, Inc. is authorized to issue 100,000,000 common shares at $0.00001 par value per share.

Note 14. Stockholders’ Equity

Preferred Stock

The American Cannabis Company, Inc. is authorized to issue 5,000,000 shares of preferred stock at $0.01 par value.

No shares of preferred stock were issued and outstanding during the year ended December 31, 2015 or the period from Inception (March 5, 2013) to December 31, 2013.

Common Stock

In connection with the September 29, 2014 Reverse Merger as described in Note 1. “Description of the Business”, American Cannabis Consulting was deemed to have been the accounting acquirer in accordance with U.S. GAAP. Consequently, the Company’s consolidated financial statements reflect the results of American Cannabis Consulting since Inception (March 5, 2013) and of American Cannabis Company, Inc. (formerly BIMI) from September 29, 2014 to December 31, 2014.

As a reverse triangular merger, the Reverse Merger resulted in a recapitalization of American Cannabis Company, Inc. (formerly BIMI). This recapitalization included retrospective restatement of all stock issuance by American Cannabis Consulting from Inception (March 5, 2013), whereby the issued and outstanding shares of American Cannabis Consulting common stock were retrospectively restated for a 1:3,171.0628 forward share split to recognize the exchange ratio associated with the Reverse Merger, and for the change in the par value of shares issued in connection with the Reverse Merger.

On the date of the Reverse Merger, an additional 8,714,372 shares were issued, and accordingly, $87 of common stock was recorded (8,714,372 shares issued multiplied by the $0.00001 par value) and additional paid-in capital of $5,258 was recorded, reflecting the net assets assumed from Brazil Interactive Media, Inc. in connection with the Reverse Merger.

As a result of the transactions described above, as of December 31, 2015, the balances of common stock and additional paid-in capital were $448 and $4,268,708, respectively. As a result of the transactions described above, as of December 31, 2014, the balances of common stock and additional paid-in capital were $446 and $3,699,526, respectively. American Cannabis Company, Inc. is authorized to issue 100,000,000 common shares at $0.00001 par value per share and 5,000,000 shares of preferred stock at $0.01 par value.